SCHEDULE OF GROSS CARRYING AMOUNTS AND ALLOWANCE FOR EXPECTED CREDIT LOSS FOR ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Total	$ 6,870	¥ 1,117,090	¥ 1,014,620
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	$ 3,367	¥ 547,429	¥ 864,456
Expected loss rate	2.48%	2.48%	2.40%
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	$ 3,095	¥ 503,352	¥ 119,913
Expected loss rate	5.52%	5.52%	5.39%
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	$ 408	¥ 66,309	¥ 30,251
Expected loss rate	44.95%	44.95%	36.23%
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total
Expected loss rate	100.00%	100.00%	100.00%
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total		¥ 1,321,453	¥ 1,069,131
Gross carrying amount [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total		561,326	885,712
Gross carrying amount [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total		532,758	126,750
Gross carrying amount [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		120,458	47,440
Gross carrying amount [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		106,911	9,229
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Total		(204,363)	(54,511)
Accumulated impairment [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total		(13,897)	(21,256)
Accumulated impairment [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total		(29,406)	(6,837)
Accumulated impairment [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		(54,149)	(17,189)
Accumulated impairment [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		¥ (106,911)	¥ (9,229)